Annual Total Returns- DWS Alternative Asset Allocation VIP (Class A) [BarChart] - Class A - DWS Alternative Asset Allocation VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.87%)	9.72%	0.93%	3.50%	(6.29%)	5.30%	7.41%	(9.14%)	14.68%	5.71%